Borrowings (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year)
Borrowings at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Unsubordinated borrowings	¥15,208,696	¥10,632,213
Subordinated borrowings	254,064	273,819
Liabilities associated with securitization transactions	1,272,714	1,231,447
Lease liabilities (1)	385,888	30,379

Total borrowings	¥17,121,362	¥12,167,858

(1)
Lease liabilities at March 31, 2020 and 2019 are recognized and measured under IFRS 16 and IAS 17, respectively. For additional information, refer to Note 2 “Summary of Significant Accounting Policies.”